Loans and financings (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Schedule of analysis of the loans and financings

				2021	2020
Type	Average interest rate	Current	Non-current	Total	Total
Eurobonds – USD	Fixed + 5.73%	20,081	1,318,253	1,338,334	1,338,972
BNDES	TJLP + 2.82 % SELIC + 3.10 % TLP - IPCA + 5.46%	18,721	197,080	215,801	179,828
Export credit notes	LIBOR + 1.54% 134.20 % CDI 115.55% CDI	1,466	133,611	135,077	234,221
Term loans	LIBOR + 1.27 % Fixed + 8.49%	-	-	-	213,735
Debentures	107.5 % CDI	4,916	-	4,916	10,388
Other		1,529	3,658	5,187	47,170
		46,713	1,652,602	1,699,315	2,024,314

Current portion of long-term loans and financings (principal)		19,276
Interest on loans and financings		27,437

Schedule of movements in loans and financings

	2021	2020
Balance at the beginning of the year	2,024,314	1,508,557
New loans and financings	59,771	1,296,496
Debt issue costs	(178)	(9,921)
Payments of loans and financings	(251,044)	(542,983)
Prepayment of fair value debt – note 24 (b)	(90,512)	-
Bonds repurchase	-	(214,530)
Foreign exchange effects	(21,066)	(45,295)
Changes in fair value of financing liabilities related to changes in the Company´s own credit risk (i)	5,066	787
Fair value of loans and financings (ii) - note 10	(10,784)	8,058
Write off of fair value of loans and financings (iii) - note 10	(8,596)	-
Interest accrual	113,456	107,532
Premium paid on bonds repurchase – note 10	-	(14,481)
Interest paid on loans and financings	(121,112)	(69,906)
Balance at the end of the year	1,699,315	2,024,314

(i)	On June 30, 2021, NEXA had two debt contracts measured at fair value through profit or loss, of which one was prepaid in July 2021. In 2021, the Company’s credit risk decreased, in comparison to 2020, mainly due to the normalization of its operations, with a consequent increase in the fair value of these debts in USD 5,066 (USD 5,188 related to the term loan in NEXA PERU which was prepaid as mentioned above, partially compensated by USD 122 related to a Brazilian Export Credit Note which is the only fair value debt outstanding as of December 31, 2021).
(ii)	During the year, the Company recognized a gain in the income statement of USD 10,784 related to the fair value adjustment of the two debts mentioned above, composed by a gain of USD 12,228 on the term loan already prepaid and a loss of USD 1,444 on the Export Credit Note.
(iii)	As mentioned above, on July 9, the Company prepaid its term loan debt, together with the respective SWAP contract. The carrying amount of the debt at the date of prepayment was USD 102,042 and the amount paid was USD 92,902 resulting in a gain of USD 9,140, of which USD 8,596 was included in other financial items, net – fair value of loans and financings and USD 544 was included in Other financial items – foreign exchange.

Schedule of maturity profile of the loans and financings

							2021
	2022	2023	2024	2025	2026	As from 2027	Total
Eurobonds – USD	20,081	126,370	-	-	-	1,191,883	1,338,334
BNDES	18,721	21,381	22,336	21,429	19,216	112,718	215,801
Export credit notes	1,466	-	-	133,611	-	-	135,077
Debentures	4,916	-	-	-	-	-	4,916
Other	1,529	461	35	451	451	2,260	5,187
	46,713	148,212	22,371	155,491	19,667	1,306,861	1,699,315

Schedule of analysis of the loans and financings, by currency
			2021	2020
	Current	Non-current	Total	Total
USD	20,281	1,406,681	1,426,962	1,569,942
BRL	25,073	245,498	270,571	451,634
Other	1,359	423	1,782	2,738
	46,713	1,652,602	1,699,315	2,024,314

Schedule of analysis of the loans and financings, by index

			2021	2020
	Current	Non-current	Total	Total
Fixed rate	21,530	1,318,717	1,340,247	1,456,090
LIBOR	248	88,429	88,677	230,574
TLP	8,559	161,765	170,324	132,280
BNDES SELIC	6,613	23,067	29,680	30,683
CDI	6,134	45,182	51,316	156,683
TJLP	3,629	15,442	19,071	17,962
Other	-	-	-	42
	46,713	1,652,602	1,699,315	2,024,314